Aberdeen Investment Funds

(the “Trust”)

Aberdeen Select International Equity Fund

(the “Fund”)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This notice is to inform you that at a meeting held on September 16, 2020, the Board of Trustees (the “Board”) of Aberdeen Investment Funds (the “Trust”) approved a change in the name of Aberdeen Select International Equity Fund (the “Fund”), a series of the Trust, and certain other changes. Such changes will take effect on or about December 1, 2020 (the “Effective Date”).

As of the Effective Date, the Fund’s name will be “Aberdeen International Sustainable Leaders Fund”.  In connection with the Fund’s name change, the Fund’s policy of investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S. will change to a policy of investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S. that meet the Adviser’s sustainability criteria. Such securities include equity securities issued by international companies that the Adviser deems to have sound or improving prospects and which demonstrate that they are current or emerging sustainable leaders through their management of environmental, social and governance (“ESG”) risks and opportunities in accordance with the Adviser’s criteria.

More information regarding these changes is included in the Supplement to the Fund’s Prospectus, which is included with this notice.  Shareholders will receive an amended and restated Summary Prospectus for the Fund following the Effective Date.

Dated: September 23, 2020

ABERDEEN INVESTMENT FUNDS

(the “Trust”)

Aberdeen Select International Equity Fund

(the “Fund”)

Supplement dated September 23, 2020 to the Fund’s Prospectus dated February 28, 2020, as supplemented to date

On September 16, 2020, the Board of Trustees (the “Board”) of the Trust approved a change in the Fund’s name, from the Aberdeen Select International Equity Fund to the Aberdeen International Sustainable Leaders Fund (“International Sustainable Leaders Fund”), and a change to the Fund’s principal investment strategies, 80% investment policy and expense limitation agreement, with such changes to take effect as of the date of effectiveness of an amendment to the Trust’s registration statement, which is anticipated to be on or about December 1, 2020 (the “Effective Date”).

As described in further detail below, as of the Effective Date, the Fund will change from an international equities strategy investing 80% of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S., to an international sustainable leaders strategy investing 80% of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S. that meet the Adviser’s sustainability criteria. Such securities include equity securities issued by international companies that the Adviser deems to have sound or improving prospects and which demonstrate that they are current or emerging sustainable leaders through their management of environmental, social and governance (“ESG”) risks and opportunities in accordance with the Adviser’s criteria.

Starting on the Effective Date, the Fund’s portfolio management team will transition the Fund’s portfolio in line with its amended investment strategy.  In connection therewith, the Fund expects to experience portfolio turnover, which will result in higher than normal transaction costs to shareholders, which are currently estimated to be approximately 0.32% of the value of each shareholder’s investment. It is currently anticipated that any capital gains generated will be offset by capital losses. These estimates are subject to change depending on market conditions at the time the sales and purchases are made and the size of the Fund.

As of the Effective Date, the expiration date of Fund’s expense limitation agreement will be extended from February 28, 2021 to February 28, 2022.

Shareholders will receive an amended and restated Summary Prospectus for the Fund following the Effective Date.

Name and 80% Policy Change of the Fund

On the Effective Date, the Fund’s name will change from the Aberdeen Select International Equity Fund to the Aberdeen International Sustainable Leaders Fund (the “International Sustainable Leaders Fund”) and the Fund’s current non-fundamental policy to invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S. will change to a non-fundamental policy to invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S. that meet the Adviser’s sustainability criteria. Such securities include equity securities issued by international companies that the Adviser deems to have sound or improving prospects and which demonstrate that they are current or emerging sustainable leaders through their management of environmental, social and governance (“ESG”) risks and opportunities in accordance with the Adviser’s criteria.

Expense Limitation Extension

The Trust and Aberdeen Standard Investments Inc. (the “Adviser”) have entered into an amended written contract limiting operating expenses (subject to certain exceptions outlined in the agreement) to 1.10% for Institutional Class and 1.35% for Class A shares of the Fund until February 28, 2021. On the Effective Date, this contractual limit will remain at 1.10% for Institutional Class and 1.35% for Class A shares of the Fund and will be extended for a term not to end before February 28, 2022 without the approval of the independent trustees of the Board.

Principal Investment Strategy and Principal Risk Changes

On the Effective Date, the Fund’s current non-fundamental policy to invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S. will change to a non-fundamental policy to invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S. that meet the Adviser’s sustainability criteria. Such securities include equity securities issued by international companies that the Adviser deems to have sound or improving prospects and which demonstrate that they are current or emerging sustainable leaders through their management of environmental, social and governance (“ESG”) risks and opportunities in accordance with the Adviser’s criteria.

On the Effective Date, the following will replace the section entitled “Summary—Aberdeen Select International Equity Fund—Principal Strategies” in the Prospectus beginning on page 1:

The International Sustainable Leaders Fund seeks to achieve its investment objective of seeking long-term growth of capital by investing primarily in equity securities of foreign companies that the Adviser deems to have sound or improving prospects and which demonstrate that they are current or emerging sustainable leaders through their management of environmental, social and governance (“ESG”) risks and opportunities in accordance with the Adviser’s criteria.

In carrying out the Fund’s investment strategies, the Adviser employs a fundamental, bottom-up equity investment process, which is based on first-hand research and disciplined company evaluation and which takes into consideration the sustainability of the business in its broadest sense and the company’s ESG performance. The Adviser’s stock analysts work closely with dedicated ESG specialists who sit within each regional investment team and provide industry-leading expertise and insight at the company level. In addition, engagement with company management is a key part of the Adviser’s research process and ongoing stewardship program.

The Adviser will identify stocks for their long-term, fundamental value based on quality and price. With respect to “quality”, the Adviser will assign each company a proprietary overall quality rating and also an ESG-quality rating ranging from 1 to 5 (1 indicating leaders and 5 indicating laggards) — enabling the Fund’s investment team to identify current and emerging sustainable leaders. Companies eligible for investment by the Fund must be rated 3 or better by the Adviser on both the overall quality rating and ESG-quality rating. Binary exclusions are also applied to exclude a defined list of unacceptable activities. The Fund will not invest in companies that, based on MSCI data, have:

•                 failed to uphold one or more principals of the UN Global Compact;

•                 an industry tie to controversial weapons;

•                 a revenue contribution of 10% or more from the manufacture or sale of conventional weapons or weapons systems;

•                 a revenue contribution of 10% or more from tobacco or are tobacco manufacturers;

•                 a revenue contribution of 10% or more from the extraction of unconventional oil and gas; or

•                 a revenue contribution from thermal coal extraction.

The Fund will measure compliance with its principal investment strategies at the time of investment except that compliance with binary exclusions is tested as frequently as MSCI data is updated, which is currently quarterly. If a company no longer meets the Adviser’s ESG criteria, the Adviser intends, but is not required, to sell such security.

As a non-fundamental policy, under normal circumstances, the International Sustainable Leaders Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S. that meet the Adviser’s sustainability criteria. For purposes of the 80% policy, a company is considered to be outside the U.S. if Fund management determines that the company meets one or more of the following criteria:

•                 the company is organized under the laws of, or has its principal office in, a country outside the U.S.;

•                 the company has its principal securities trading market in a country outside the U.S.; and/or

•                 the company derives the majority of its annual revenue or earnings or assets from goods produced, sales made, or services performed in a country outside the U.S.

Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts.

Under normal circumstances, a number of countries around the world will be represented in the Fund’s portfolio, some of which may be considered to be emerging market countries.  At times, the Fund may have a significant amount of its assets invested in a country or geographic region.  The Fund may invest in securities denominated in U.S. Dollars and currencies of the foreign countries in which it is permitted to invest.  The Fund typically has full currency exposure to those markets in which it invests.

The Fund may invest in securities of any market capitalization.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector.

On the Effective Date, the following risk factor will be added in alphabetical order in the section entitled “Summary — Aberdeen Select International Equity Fund — Principal Risks” in the Prospectus beginning on page 2:

Sustainable Investing Risk — The Fund’s ESG strategies could cause it to perform differently compared to funds that do not have such strategies. The criteria related to the Fund’s ESG strategy, including the exclusion of securities of companies that engage in certain business activities, may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the companies identified as sustainable leaders by the Adviser do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.

On the Effective Date, the first and second paragraphs under the section entitled “Summary — Aberdeen Select International Equity Fund — Performance” in the Prospectus beginning on page 3 will be replaced with the following:

The bar chart and table below can help you evaluate potential risks of the International Sustainable Leaders Fund. The bar chart shows how the Fund’s annual total returns for Class A have varied from year to year. The table compares the Fund’s average annual total returns to the returns of the MSCI All Country World ex USA Index (net dividends), a broad-based securities index, and the MSCI All Country World ex USA Index (gross dividends). Effective February 28, 2020, the MSCI All Country World ex USA Index (net dividends) replaced the MSCI All Country World ex USA Index (gross dividends) as the Fund’s primary benchmark. The Adviser believes that the change from a gross to a net dividend benchmark is in line with industry practice and is more appropriate for the Fund, as it is calculated net of withholding taxes to which the Fund is generally subject. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeenstandard.com/en-us/us/investor/fund-centre or call 866-667-9231.

The Fund changed its investment strategy effective December 1, 2020. Performance information for periods prior to December 1, 2020 reflects the Fund’s previous investment strategy.  In connection with the change in investment strategy, the Fund changed its name from Aberdeen Select International Equity Fund to Aberdeen International Sustainable Leaders Fund.

Portfolio Management Changes

On the Effective Date, the table under the section entitled “Summary — Aberdeen Select International Equity Fund — Portfolio Managers” in the Prospectus beginning on page 4 will be replaced with the following:

The Fund is managed using a team-based approach, with the following team members being jointly and primarily responsible for the day-to-day management of the Fund:

Name	Title	Served on the Fund Since
Joanna McIntyre, CFA®	Investment Manager	2019
Dominic Byrne, CFA®	Head of Global Equities	2019
Jamie Cumming, CFA®	Senior Investment Director	2020
Samantha Fitzpatrick, CFA®	Investment Director	2020
Victoria MacLean, CFA®	Investment Director	2020

On the Effective Date, section entitled “Fund Management — Portfolio Management — Aberdeen Select International Equity Fund” in the Prospectus beginning on page 45 will be replaced with the following:

Aberdeen International Sustainable Leaders Fund and Aberdeen Global Equity Impact Fund

Each of the Aberdeen International Sustainable Leaders Fund and Aberdeen Global Equity Impact Fund is managed by the Global Equity Team. The Global Equity Team works in a truly collaborative fashion; all team members have both portfolio construction and research responsibilities. The team works in an open floor plan environment in an effort to foster communication among all members. The Adviser and Sub-adviser utilize a team, rather than an individual approach, because it believes the team brings both greater depth and experience to the portfolio management process. Depth of team members allows the Adviser and Sub-adviser to perform the diligent research required by the Adviser’s process. The experience of senior managers provides the confidence needed to take a long-term view. The team is jointly and primarily responsible for the day-to-day management of the Funds, with the following members having the most significant responsibility for the day-to-day management of the Funds:

Portfolio Manager	Funds

Dominic Byrne, CFA®, Head of Global Equities

Dominic is Head of the Global Equity Team at Aberdeen Standard Investments. Dominic joined Standard Life in 2000 as part of our UK Equity Team. In December 2008, he joined the Global Equity Team and has managed a range of global equity strategies. Dominic graduated with a MEng in Engineering Science and is a CFA charter holder.

Aberdeen International Sustainable Leaders Fund Aberdeen Global Equity Impact Fund

Jamie Cumming, CFA®, Senior Investment Director

Jamie is a Senior Investment Manager on the Global Equity Team at Aberdeen Standard Investments. Jamie joined Aberdeen via the acquisition of Edinburgh Fund Managers in 2003, where he was an Investment Manager on the Japanese Equities Team. Previously, Jamie worked for Grant Thornton Chartered Accountant and is a member of the Institute of Chartered Accountants in Scotland. Jamie graduated with a BA (Hons) from Strathclyde University and is a CFA Charterholder.

Aberdeen International Sustainable Leaders Fund

Samantha Fitzpatrick, CFA®, Investment Director

Samantha is an investment Director on the Global Equity Team at Aberdeen Standard Investments. Samantha joined Aberdeen Asset Management in 2001 through the acquisition of Murray Johnstone where she was in the Performance & Risk Team. Samantha graduated with a BSc (Hons) in Mathematics from the University of Strathclyde and is a CFA Charterholder.

Aberdeen International Sustainable Leaders Fund

Victoria MacLean, CFA®, Investment Director

Victoria is an Investment Director on the Global Equity Team at Aberdeen Standard Investments. Victoria joined the company in 2010 after graduating from the University of Edinburgh with a law degree and completing the Diploma in Legal Practice. In 2020 she graduated from the London School of Economics with an Executive Masters in Public Administration. Victoria is a CFA Charterholder.

Aberdeen International Sustainable Leaders Fund

Joanna McIntyre, CFA®, Investment Manager

Joanna is an Investment Manager in the Global Equity Team at Aberdeen Standard Investments. Joanna joined Standard Life in 2010 on the graduate program from Ernst and Young where she qualified as a Chartered Certified Accountant in 2009. She has worked across several areas of the business including Marketing, Product Development and the Real Estate Investment Specialists before joining the Multi-Asset Investment Specialists in early 2013. In January 2015, Joanna joined the Asia & GEM Equity Team before transferring to the Global Equity Team in April 2018. Joanna graduated with a MA in in Econometrics and Information Technology from University of Szczecin, Poland. Additionally she is a Chartered Certified Accountant,

Aberdeen International Sustainable Leaders Fund

ACCA; holds the Investment Management Certificate and is a CFA Charterholder.

Sarah Norris, Investment Director

Sarah is an Investment Director within the European Equity Team at Aberdeen Standard Investments. She is responsible for providing research coverage of the Healthcare Equipment & Services and Software & Computer Services sectors, and she is also the lead portfolio manager on the European Ethical Equity Fund and co-portfolio manager of the management of the Global Equity Impact Strategy for Aberdeen Standard Investments. Sarah joined Standard Life in 2011 from Referendum Ready, a non-profit campaign that partnered with the Government of Southern Sudan Mission prior to independence. She continues to work with Impact Sudan, a non-profit organization based in the US that supports education and community development projects in South Sudan. Sarah graduated with a MA in in International Relations and MLitt Post Graduate studies, both from St Andrews University.

Aberdeen Global Equity Impact Fund

Please retain this Supplement for future reference.

ABERDEEN INVESTMENT FUNDS

(the “Trust”)

Aberdeen Select International Equity Fund

(the “Fund”)

Supplement dated September 23, 2020 to the Fund’s Statement of Additional Information (“SAI”) dated February 28, 2020, as supplemented to date

On September 16, 2020, the Board of Trustees (the “Board”) of the Trust approved a change in the Fund’s name, from the Aberdeen Select International Equity Fund to the Aberdeen International Sustainable Leaders Fund (“International Sustainable Leaders Fund”), and a change to the Fund’s principal investment strategies, 80% investment policy, and expense limitation agreement, with such changes to take effect as of  the date of effectiveness of an amendment to the Trust’s registration statement, which is anticipated to be on or about December 1, 2020 (the “Effective Date”).

As of the Effective Date, the Fund will change from an international equities strategy investing 80% of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S. to an international sustainable leaders strategy that includes equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S. that meet the Adviser’s sustainability criteria.

Starting on the Effective Date, the Fund’s portfolio management team will transition the Fund’s portfolio in line with its amended investment strategy.  In connection therewith, the Fund expects to experience portfolio turnover, which will result in higher than normal transaction costs to shareholders, which are currently estimated to be approximately 0.32% of the value of each shareholder’s investment. It is currently anticipated that any capital gains generated will be offset by capital losses. These estimates are subject to change depending on market conditions at the time the sales and purchases are made and the size of the Fund.

As of the Effective Date, the expiration date of Funds’ expense limitation agreement will be extended from February 28, 2021 to February 28, 2022.

An amended and restated SAI will be available for the Fund following the Effective Date.

Please retain this Supplement for future reference.